Income taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Tax loss carryforwards	$ 58,670	$ 32,838
Concessions, net	34,294	32,464
Credits on IETU losses	6,998	5,887
Deferred revenue	7,071	7,643
Accrued expenses	2,740	2,194
Other	28	780
Total deferred tax assets before valuation allowance	109,801	81,806
Valuation allowance for deferred tax assets	(50,173)	(34,497)
Net deferred tax assets	59,628	47,309
Deferred tax liabilities:
Satellites and equipment, net	(54,534)	(48,306)
Intangibles, net	(8,123)	(17,015)
Prepaid insurance and other	(1,651)	(1,120)
Deferred financing cost	(744)	(2,247)
Total deferred tax liabilities	(65,052)	(68,688)
Net deferred tax liabilities	(5,424)	(21,379)
Classification on consolidated balance sheets:
Current deferred tax assets	3,059
Current deferred tax liabilities		(1,490)
Long-term deferred tax liabilities	(8,483)	(19,889)
Net deferred tax liabilities	$ (5,424)	$ (21,379)